Touchstone Securitized Income ETF Average Annual Total Returns		12 Months Ended	29 Months Ended	41 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.70%	2.44%	2.84%
Touchstone Securitized Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.49%	8.27%
Performance Inception Date	Jul. 17, 2023
Touchstone Securitized Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.76%	5.62%
Touchstone Securitized Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	5.21%